CAPITAL LEASE OBLIGATIONS (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases, Capital [Abstract]
2017	$ 122,149	$ 203,110
2018	130,693	130,693
2019	30,307	30,307
Total future payments	283,149	364,110
Less amount representing interest	18,232	22,946
Present value of future minimum payments	264,917	341,164
Less current portion	145,371	188,025	$ 227,880
Long-term portion	$ 119,546	$ 153,139	$ 149,892